Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash Flows From Operating Activities:
Net income:	$ 554,692	$ 435,121	$ 8,877
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	165,998	136,958	108,700
Credit loss provision	0	(324)	26
Amortization of debt discount	0	(1,280)	(933)
Amortization and write-off of financing costs	10,255	6,704	3,645
Amortization of deferred dry-docking and special survey costs	13,486	10,433	9,056
Amortization of assumed time charter	198	(424)	192
Amortization of hedge effectiveness excluded component from cash flow hedges	1,286	0	0
Equity based payments	7,089	7,414	3,655
Increase in short-term investments	(1,296)	0	0
Gain on sale of equity securities	0	(60,161)	0
(Gain) / loss on derivative instruments, net	(2,698)	1,246	1,759
(Gain) / loss on sale of vessels, net	(126,336)	(45,894)	79,120
Loss on vessels held for sale	0	0	7,665
Vessels’ impairment loss	1,691	0	31,577
Income from equity method investments	(2,296)	(12,859)	(16,195)
Changes in operating assets and liabilities:
Accounts receivable	(6,150)	(12,828)	3,852
Due from related parties	(3,838)	3,549	5,953
Inventories	(6,674)	(9,917)	91
Insurance claims receivable	(4,209)	(4,102)	(1,504)
Prepayments and other	(361)	3,133	(853)
Accounts payable	(710)	9,639	1,367
Due to related parties	638	1,261	(41)
Accrued liabilities	21,903	11,892	3,619
Unearned revenue	(2,267)	11,347	1,950
Other current liabilities	1,039	(599)	284
Dividend from equity method investees	1,114	6,370	16,653
Dry-dockings	(38,330)	(18,882)	(15,481)
Accrued charter revenue	(2,631)	(11,303)	21,250
Net Cash provided by Operating Activities	581,593	466,494	274,284
Cash Flows From Investing Activities:
Return of capital from equity method investments	14	8,820	32,996
Payments to acquire short-term investments	(178,718)	0	0
Settlements of short-term investments	60,000	0	0
Debt securities capital redemption	0	8,183	0
Proceeds from the settlement of insurance claims	2,769	1,035	2,228
Proceeds from sale of equity securities	0	63,963	0
Vessel acquisition and advances/Additions to vessel cost	(61,895)	(992,093)	(101,917)
Proceeds from the sale of vessels, net	220,318	122,636	30,296
Net Cash provided by / (used in) in Investing Activities	42,488	(787,456)	(36,397)
Cash Flows From Financing Activities:
Proceeds from long-term debt and finance leases	1,014,284	1,225,397	285,903
Repayment of long-term debt and finance leases	(984,313)	(655,400)	(451,038)
Payment of financing costs	(20,129)	(16,140)	(7,478)
Swap termination	0	0	(2,095)
Retirement of preferred stock	0	0	(1,684)
Repurchase of common stock	(60,095)	0	0
Dividends paid	(119,548)	(71,263)	(65,470)
Initial redeemable non-controlling interest in subsidiary	3,750	0	0
Net Cash provided by / (used in) Financing Activities	(166,051)	482,594	(241,862)
Net increase / (decrease) in cash, cash equivalents and restricted cash	458,030	161,632	(3,975)
Cash, cash equivalents and restricted cash at beginning of the year	353,528	191,896	195,871
Cash, cash equivalents and restricted cash at end of the year	811,558	353,528	191,896
Supplemental Cash Information:
Cash paid during the year for interest, net of capitalized interest	100,699	71,813	63,725
Non-Cash Investing and Financing Activities:
Dividend reinvested in common stock of the Company	$ 30,231	$ 12,655	$ 13,783